Leases - Schedule of Supplemental Information Related To Operating Leases (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Operating cash flows – cash paid	$ 355
New right-of-use assets	$ 141
Weighted-average remaining lease term	10 years
Weighted-average discount rate	4.60%